Schedule of Investments (unaudited) March 31, 2019	BlackRock Exchange Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.4%

Aerospace & Defense — 7.9%
General Dynamics Corp.	78,703	$13,322,844

Banks — 7.5%
JPMorgan Chase & Co.	124,728	12,626,215

Consumer Finance — 5.5%
American Express Co.	84,390	9,223,827

Diversified Financial Services — 15.1%
Berkshire Hathaway, Inc., Class B (a)	127,112	25,535,530

Electronic Equipment, Instruments & Components — 0.8%
Keysight Technologies, Inc. (a)	14,874	1,297,013

Energy Equipment & Services — 2.1%
Schlumberger Ltd.	82,333	3,587,249

Food & Staples Retailing — 1.6%
Walmart, Inc.	27,424	2,674,663

Food Products — 1.9%
Kraft Heinz Co.	17,761	579,897
Mondelez International, Inc., Class A	53,285	2,659,987

		3,239,884

Household Products — 3.4%
Procter & Gamble Co.	56,045	5,831,482

Industrial Conglomerates — 0.4%
General Electric Co.	70,816	707,452

IT Services — 3.7%
Visa, Inc., Class A	39,748	6,208,240

Machinery — 0.0%
Wabtec Corp.	380	28,014

Security	Shares	Value

Oil, Gas & Consumable Fuels — 4.1%
BP PLC — ADR	31,546	$1,379,191
Exxon Mobil Corp.	67,888	5,485,350

		6,864,541

Pharmaceuticals — 18.6%
AstraZeneca PLC — ADR	128,000	5,175,040
Johnson & Johnson	59,069	8,257,256
Merck & Co., Inc.	68,117	5,665,291
Novartis AG — ADR	68,681	6,602,991
Pfizer, Inc.	132,154	5,612,580

		31,313,158

Software — 21.6%
Microsoft Corp.	308,263	36,356,538

Tobacco — 5.2%
Altria Group, Inc.	77,000	4,422,110
Philip Morris International, Inc.	50,136	4,431,521

		8,853,631

Total Long-Term Investments — 99.4% (Cost: $17,904,013)		167,670,281

Short-Term Securities — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.37% (b)(c)	666,142	666,142

Total Short-Term Securities — 0.4% (Cost: $666,142)		666,142

Total Investments — 99.8% (Cost: $18,570,155)		168,336,423

Other Assets Less Liabilities — 0.2%		264,043

Net Assets — 100.0%		$168,600,466

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)

During the period ended March 31, 2019, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	239,130	427,012	666,142	$666,142	$2,393	$—	$—

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviation

ADR      American Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

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Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Exchange Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$167,670,281	$—	$—	$167,670,281
Short-Term Securities	666,142	—	—	666,142

	$168,336,423	$—	$—	$168,336,423

(a)	See above Schedule of Investments for values in each industry.

During the period ended March 31, 2019, there were no transfers between levels.

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